Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Investor Class
Shareholder Report [Line Items]
Fund Name	Capital Advisors Growth Fund
Class Name	Investor Class
Trading Symbol	CIAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Capital Advisors Growth Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.capadvfunds.com/pages/how-to-invest. You can also request this information by contacting us at 1-866-205-0523.
Additional Information Phone Number	1-866-205-0523
Additional Information Website	https://www.capadvfunds.com/pages/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$103	0.95%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund underperformed its benchmark, the S&P 500* Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund continued to benefit from its exposure to leading innovators across artificial intelligence, automation, and other enabling technologies, which remained key drivers of equity market returns over the period. Market leadership was again highly concentrated, with the largest platform-scale companies exerting outsized influence on broad index performance. Several of the Fund’s top contributors—such as GE Vernova, Applied Materials, and Alphabet—performed well due to strengthening demand for AI-related infrastructure and ongoing recovery in platform ecosystems. Growth-oriented equities generally outperformed Value, though with a narrower margin than in recent years, reflecting shifting macro expectations and sector rotations. The managers maintained a balanced approach by pairing innovation-driven positions with diversified exposures to unrelated opportunities, especially given elevated market concentration and intermittent volatility. The Fund continues to hold a cash reserve to balance risk and serve as dry powder when meaningful market drawdowns present attractive buying opportunities. The Fund held a slight lead over the S&P 500 benchmark through October 31, 2025, but fell behind in the remaining two months of the 2025 calendar year, largely given underperformance of certain Software-related positions (e.g., Microsoft, Amazon, and Palo Alto Networks).

Top Contributors
↑	Alphabet, Inc.
↑	NVIDIA Corp.
↑	JPMorgan Chase & Co.
↑	GE Vernova, Inc.
↑	Applied Materials, Inc.

Top Detractors
↓	Accenture, PLC
↓	UnitedHeath Group, Inc.
↓	Proctor & Gamble Co.
↓	Thermo Fisher Scientific, Inc.
↓	Honeywell International, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	16.49	11.99	13.91
S&P 500 TR	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.capadvfunds.com/pages/how-to-invest for more recent performance information.
Net Assets	$ 160,205,496
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 1,009,190
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$160,205,496
Number of Holdings	37
Net Advisory Fee	$1,009,190
Portfolio Turnover	15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)*
Sector Breakdown (%)

Top 10 Issuers	(%)
NVIDIA Corp.	7.6%
First American Government Obligations Fund	7.4%
Microsoft Corp.	6.6%
Alphabet, Inc.	6.4%
Amazon.com, Inc.	5.8%
JPMorgan Chase & Co.	5.7%
Apple, Inc.	5.7%
Applied Materials, Inc.	3.6%
Intuitive Surgical, Inc.	2.7%
Honeywell International, Inc.	2.4%
[1]
Updated Prospectus Web Address	https://www.capadvfunds.com/pages/how-to-invest

[1]
*	Expressed as a percentage of net assets.